Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
BLOOMBERG U.S. MBS INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.20%	(0.74%)	0.91%
JPMorgan Mortgage-Backed Securities ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.77%	0.66%	1.98%
JPMorgan Mortgage-Backed Securities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.10%	(0.56%)	0.66%
JPMorgan Mortgage-Backed Securities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.63%	0.01%	0.95%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from Bloomberg U.S. MBS Index to the Bloomberg U.S. Aggregate Index.